Supplement to the
Fidelity® Advisor Asset Allocation Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Asset Allocation will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 14.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 28 and 29.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

AAL-01-03 November 12, 2001
1.742446.103

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 30 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 31.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 31.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 32.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Asset Allocation Fund Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Asset Allocation will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AALI-01-03 November 12, 2001
1.742447.103

Supplement to the Fidelity® Advisor
Dividend Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following replaces footnote C to the "Shareholder fees (paid by the investor directly)" table on page 5.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 29.

The following information replaces similar information found under the heading "Minimums" in the"Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

ADGF-01-03 November 12, 2001
1.756194.102

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 26.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ADGFI-01-03 November 12, 2001
1.756195.102

Supplement to the
Fidelity® Advisor
Equity Value Fund
Class A, Class T, Class B, and Class C
April 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Equity Value Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

Effective November 12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 11 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

AEV-01-02 November 12, 2001
1.760401.101

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 28.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Equity Value Fund
Institutional Class
April 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Equity Value Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 9.

Institutional Class shares are offered to:

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AEVI-01-02 November 12, 2001
1.760402.101

Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Fifty will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan.)

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information in the "Buying and Selling Shares" section found on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

AFIF-01-03 November 12, 2001
1.749940.103

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 28.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 29.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Fifty will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 8.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AFIFI-01-03 November 12, 2001
1.749941.103

Supplement to the
Fidelity® Advisor
Growth & Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Growth & Income Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

AGAI-01-03 November 12, 2001
1.737468.104

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of the purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for Class A load waiver; (ii) Class A shares in amount of $25 million or more; and (ii) Class T shares in amount of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of share:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than a Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Growth & Income Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AGAII-01-03 November 12, 2001
1.741968.103

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T,
Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Balanced will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information founds under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information under the heading "Fund Management" in the "Fund Services" section on page 24.

Ford O'Neil is vice president of Advisor Balanced and manager of its fixed-income investments, a position he has held since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

AIG-01-04 November 12, 2001
1.744347.104

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 29 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 30.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the fourth paragraph found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 31.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Balanced Fund Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Balanced will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information under the heading "Fund Management" in the "Fund Services" section on page 21.

Ford O'Neil is vice president of Advisor Balanced and manager of its fixed-income investments, a position he has held since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

AIGI-01-04 November 12, 2001
1.744350.104

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Class A, Class T, Class B and Class C
December 17, 2000
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Leveraged Company Stock will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces footnote C to the "Shareholder Fees (paid by the investor directly)" table on page 4.

C Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed within one year of purchase. See "Special Purchase Shares" on page 28.

The following information replaces similar information found in the "Buying and Selling Shares" section found on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

ALSF-01-03 November 12, 2001
1.756220.102

The following information replaces footnote A to the "Sales Charges and Concessions" table on Pages 23 and 24.

A See "Special Purchase Shares" section on page 28.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 25.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as a custodian.

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 27 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front end sales charge or CDSC;

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the "Finder's Fee" information beginning on page 28.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Institutional Class
December 17, 2000
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Leveraged Company Stock will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC; and

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ALSFI-01-03 November 12, 2001
1.756219.102

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund (formerly Fidelity
Advisor Retirement Growth Fund)
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Dynamic Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

ARG-01-03 November 12, 2001
1.740924.105

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the similar information found in the "Special Purchase Shares" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the similar information found in the "Special Purchase Shares" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

The following information replaces the similar information found on the back cover of the prospectus.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-3785

Supplement to the
Fidelity® Advisor
Dynamic Capital Appreciation Fund
(formerly Fidelity Advisor Retirement
Growth Fund)
Institutional Class
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Dynamic Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts; (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ARGI-01-03 November 12, 2001
1.740925.105

Supplement to the
Fidelity® Advisor Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Small Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective November 12, 2001, the following information found under the "Buying Shares" in the "Buying and Selling Shares" section on page 11 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan.)

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

ASCF-01-03 November 12, 2001
1.708463.106

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Small Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ASCFI-01-03 November 12, 2001
1.708464.106

Supplement to the
Fidelity® Advisor
TechnoQuant® Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor TechnoQuant Growth will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Bahaa Fam is vice president and manager of Advisor TechnoQuant Growth which he has managed since October 2001. Since joining Fidelity in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.

ATQG-01-05 November 12, 2001
1.756215.104

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 24.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
TechnoQuant® Growth Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor TechnoQuant Growth will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services SM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the biographical information found in the "Fund Management" section on page 20.

Bahaa Fam is vice president and manager of Advisor TechnoQuant Growth which he has managed since October 2001. Since joining Fidelity in 1994, Mr. Fam has worked as a senior quantitative analyst and manager.

ATQGI-01-06 November 12, 2001
1.756214.105

Supplement to the Fidelity® Advisor Equity Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Equity Growth will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

EPG-01-03 November 12, 2001
1.756213.102

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Fidelity Advisor Equity Growth Fund will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

EPGI-01-03 November 12, 2001
1.756212.102

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Equity Income will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

EPI-01-03 November 12, 2001
1.756211.102

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

The following information replaces the similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Equity Income will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC;

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services SM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

EPII-01-03 November 12, 2001
1.756210.102

Supplement to the
Fidelity® Advisor
Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Growth Opportunities will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

GO-01-03 November 12, 2001
1.756209.102

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 29 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section beginning on page 30.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Growth Opportunities Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Growth Opportunities will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

GOI-01-03 November 12, 2001
1.756208.102

Supplement to the Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Value Strategies will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ISO-01-04 November 12, 2001
1.751426.103

Supplement to the Fidelity® Advisor Value Strategies Fund
Class A, Class T, Class B, and Class C
August 14, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Value Strategies will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

SO-01-04 November 12, 2001
1.751427.103

Supplement to the Fidelity® Value Strategies Fund
Initial Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Value Strategies will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SOI-01-02 November 12, 2001
1.708013.111

Supplement to the
Fidelity® Advisor
Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Large Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

Effective November 12, 2001, the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on pages 26 and 27.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

LC-01-03 November 12, 2001
1.749194.103

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section beginning on page 24.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces the first and fourth paragraphs found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Large Cap Fund Institutional Class
January 29, 2001
Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Large Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC.

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts; (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

LCI-01-03 November 12, 2001
1.756205.102

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Class A, Class T,
Class B, and Class C
January 29, 2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Mid Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

Effective July 2001, 0.25% of each Class A and Class T 12b-1 fee will be classified as a service fee under each Class A and Class T Distribution and Service Plan. The reclassification of part of the 12b-1 fee will not increase the amounts paid under each plan.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Effective November 12, 2001 the following information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

Peter Saperstone is manager of Advisor Mid Cap, which he has managed since June 2001. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Saperstone has worked as a research analyst and manager.

MC-01-05 November 12, 2001
1.756202.104

The following information replaces similar information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 26.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, with at least $25 million or more in plan assets;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection or are Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian, do not qualify for this waiver;

The following information supplements the information for Class A found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class A shares:

11. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 28.

A front-end sales charge will not apply to the following Class T shares:

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

Effective October 15, 2001, the following information found under the heading "Fund Distribution" in the "Fund Services" section on page 28 will no longer be applicable.

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

The following information supplements the information for Class T found under the heading "Fund Distribution" in the "Fund Services" section on page 29.

A front-end sales charge will not apply to the following Class T shares:

15. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program for which Fidelity or an affiliate serves as custodian.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Distribution" section on page 29.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

The following information replaces the fourth paragraph found under the heading "Special Purchase Shares" in the "Fund Distribution" section beginning on page 29.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase.

The following information replaces similar information found under the heading "Special Purchase Shares" in the "Fund Services" section on page 30.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Acquired by insurance company separate accounts prior to April 1, 2001;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

Supplement to the
Fidelity® Advisor
Mid Cap Fund
Institutional Class
January 29 ,2001 Prospectus

Shareholder Meeting. It is anticipated that on or about December 19, 2001, a meeting of shareholders of Advisor Mid Cap will be held to vote on various proposals. Shareholders of record on October 22, 2001 will be entitled to vote at the meeting.

Information concerning the proposals under consideration is expected to be available on or about October 22, 2001. Please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information supplements the information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 9.

Institutional Class shares are offered to:

7. Employee benefit plan programs covering employees of broker-dealers, registered investment advisers, trust institutions and bank trust departments, and insurance companies having agreements with FDC;

8. Qualified state tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces similar information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a qualified state tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

Peter Saperstone is manager of Advisor Mid Cap, which he has managed since June 2001. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Saperstone has worked as a research analyst and manager.

MCI-01-04 November 12, 2001
1.756201.103